Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Dillard’s, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-6140
Entity Tax Identification Number	71-0388071
Entity Address, Address Line One	1600 Cantrell Road
Entity Address, City or Town	Little Rock
Entity Address State Or Province	AR
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	376-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DDS
Entity Emerging Growth Company	false
Entity Central Index Key	0000028917
Amendment Flag	false